Condensed Statement of Operations and Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative
Share based compensation expenses	$ 0	$ 0	$ 382
Selling and marketing
Share based compensation expenses	0	0	133
Research and development
Share based compensation expenses	0	0	238
Parent Company | General and administrative
Share based compensation expenses	0	0	382
Parent Company | Selling and marketing
Share based compensation expenses	0	0	133
Parent Company | Research and development
Share based compensation expenses	$ 0	$ 0	$ 238